Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Taxes Included in Income Statement
Income taxes included in the income statement are summarized below. We file a consolidated federal income tax return.

Year ended December 31, Dollars in millions	2025	2024	2023
Currently payable:
Federal	$391	$211	$257
State	82	(3)	48
Total currently payable	$473	$208	$305
Deferred:
Federal	$(10)	$(307)	$(84)
State	13	(44)	(25)
Total deferred	3	(351)	(109)
Total income tax (benefit) expense (a)	$476	$(143)	$196

(a)There was income tax (benefit) expense on securities transactions of $(1) million in 2025, $(445) million in 2024, and $(3) million in 2023. Income tax expense excludes equity- and gross receipts-based taxes, which are assessed in lieu of an income tax in certain states in which we operate. These non-income taxes, which are recorded in “noninterest expense” on the income statement, totaled $43 million in 2025, $32 million in 2024, and $34 million in 2023.

Schedule of Significant Components of Deferred Tax Assets and Liabilities Included in Accrued Income and Other Assets
Significant components of our deferred tax assets and liabilities included in “accrued income and other assets” on our Consolidated Balance Sheets, are as follows:

December 31, Dollars in millions	2025	2024
Allowance for loan and lease losses	$422	$411
Employee benefits	212	209
Net unrealized securities losses	566	1,045
Federal tax credits	226	303
Non-tax accruals	79	109
Operating lease liabilities	121	127
State net operating losses and credits	5	20
Partnership investments	91	79
Other	137	149
Gross deferred tax assets	1,859	2,452
Less: Valuation Allowance	5	15
Total deferred tax assets	$1,854	$2,437

Leasing transactions	$306	$378
State taxes	25	76
Operating lease right-of-use assets	112	114
Goodwill	195	178
Other	67	68
Total deferred tax liabilities	705	814
Net deferred tax assets (liabilities) (a)	$1,149	$1,623

(a)From continuing operations.

Schedule of Total Income Tax Expense (Benefit) and Resulting Effective Tax Rate
The following table shows how our total income tax expense (benefit) and the resulting effective tax rate were derived:

Year ended December 31, Dollars in millions	2025		2024		2023
	Amount	Rate	Amount	Rate	Amount	Rate
Income (loss) before income taxes times 21% statutory federal tax rate	$484	21.0%	$(64)	21.0%	$244	21.0%
State and local income taxes, net of federal income tax effect(a)	75	3.3	(33)	10.8	13	1.1
Tax credits
Low-income housing/New markets	(252)	(10.9)	(211)	69.1	(196)	(16.9)
Change in valuation allowances	(2)	(.1)	3	(1.0)	—	—
Nontaxable or nondeductible items
Tax-exempt interest income	(27)	(1.2)	(27)	8.8	(35)	(3.0)
Corporate-owned life insurance income	(29)	(1.3)	(29)	9.5	(28)	(2.4)
Share-based compensation expense	(2)	(.1)	5	(1.6)	1.1
Federal deposit insurance	20.9		25	(8.2)	22	1.9
Amortization of tax-advantaged investments	212	9.2	185	(60.5)	171	14.7
Other permanent differences	(3)	(.1)	7	(2.4)	(1)	(.1)
Changes in reserves of tax positions	—	—	(4)	1.3	5.4
Total income tax expense (benefit)	$476	20.7%	$(143)	46.6%	$196	16.9%

(a)In 2025, New York, New York City, California, and Illinois comprised the majority of the state and local income taxes, net of federal income tax effect. In 2024, New York, New York City, California, Illinois, and Oregon comprised the majority of this category. In 2023, New York, New York City, California, and Illinois comprised the majority of this category.

Schedule of Income Taxes Paid, Net of Refunds
The following table shows income taxes paid, net of refunds. Amounts presented for individual jurisdictions represented 5% or more of total income taxes paid, net of refunds, for each respective year.

Year ended December 31, Dollars in millions	2025	2024	2023
U.S. Federal	$51	$30	$119
U.S. state and local
California	5	—	11
Illinois	—	4	—
New Jersey	—	6	—
New York City	7	—	9
New York State	—	—	(16)
Other	8	28	33
Total	$71	$68	$156

Schedule of Change in Liability for Unrecognized Tax Benefits
The change in our liability for unrecognized tax benefits is as follows:

Year ended December 31, Dollars in millions	2025	2024	2023
Balance at beginning of year	$39	$45	$40
Increase for other tax positions of prior years	—	—	5
Decrease for payments and settlements	—	(3)	—
Decrease related to tax positions taken in prior years	(36)	(3)	—
Balance at end of year	$3	$39	$45